RECENT ACCOUNTING PRONOUNCEMENTS Restricted Cash (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle
Restricted Cash - Beginning balance	$ 2	$ 3	$ 3	$ 1	$ 2
Restricted Cash - Ending balance	1	4	2	3	1
Change - Other non-current assets and liabilities, net within condensed consolidated statements of cash flow	$ 0	(3)	(4)	(9)	14
Accounting Standards Update 2016-18
New Accounting Pronouncements or Change in Accounting Principle
Change - Other non-current assets and liabilities, net within condensed consolidated statements of cash flow		$ 1	$ (1)	$ 2	$ (1)